Issued capital, Movements in Ordinary Share Capital (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($) shares
Issued capital [Abstract]
Opening balance	$ 965,857
Closing balance	$ 1,038,846
Issued Capital [Member]
Number of shares [Abstract]
Opening balance (in shares) | shares	64,747,477
Shares issued under Committed Equity Facility (in shares) | shares	12,887,814
Shares issued under the ATM Facility (in shares) | shares	4,679,200
Share based payment - vested shares (in shares) | shares	104,559
Capital raise costs (in shares) | shares	0
Closing balance (in shares) | shares	82,419,050
Issued capital [Abstract]
Opening balance	$ 965,857
Shares issued under Committed Equity Facility	51,417
Shares issued under ATM Facility	24,254
Share based payment - vested shares	117
Capital raise costs	(2,801)
Closing balance	$ 1,038,846